Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Public Utilities, Property, Plant and Equipment [Abstract]
Major Classifications Of Property, Plant And Equipment And Accumulated Depreciation [Text Block]

In thousands	2017	2016
Utility plant in service	$2,975,217	$2,843,243
Utility construction work in progress	159,924	62,264
Less: Accumulated depreciation	942,879	903,096
Utility plant, net	2,192,262	2,002,411
Non-utility plant in service	65,372	63,765
Non-utility construction work in progress	4,122	3,868
Less: Accumulated depreciation	17,598	16,345
Non-utility plant, net	51,896	51,288
Total property, plant, and equipment	$2,244,158	$2,053,699

Capital expenditures in accrued liabilities	$34,761	$9,545